Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 2,705,461	$ 2,367,227	$ 7,652,813	$ 7,503,940	$ 9,929,629	$ 11,916,482
Costs of goods sold	903,834	769,956	2,529,018	2,444,401	3,269,967	4,685,639
Gross Profit	1,801,627	1,597,271	5,123,795	5,059,539	6,659,662	7,230,843
Operating Expenses
Direct operating cost	359,044	266,746	1,010,624	841,974	1,142,596	1,455,450
Advertising costs	114,795	57,195	402,229	190,588	270,709	105,672
Selling and marketing	599,306	636,643	1,792,337	1,620,109	2,206,091	1,094,628
Research and development	96,650	242,697	404,108	806,851	982,684	1,241,265
General and administrative	1,727,550	1,901,516	5,609,510	6,759,135	8,478,947	9,037,794
Other expense	101,013	54,296	254,770	133,261	147,506	374,389
Goodwill impairment					7,815,000
Depreciation and amortization	402,821	217,767	1,126,346	649,468	944,596	828,137
Total Operating Expenses	3,401,179	3,376,860	10,599,924	11,001,386	21,988,129	14,137,335
Operating Loss	(1,599,552)	(1,779,589)	(5,476,129)	(5,941,847)	(15,328,467)	(6,906,492)
Other Income
Interest income	41,109	88,975	134,286	149,914	221,871	119,483
Other income	39,638	246,138	39,638	246,138	246,138
Total Other Income	80,747	335,113	173,924	396,052	468,009	119,483
Loss before Income Taxes	(1,518,805)	(1,444,476)	(5,302,205)	(5,545,795)	(14,860,458)	(6,787,009)
Income tax expense					(309,849)	137,956
Net Loss	(1,518,805)	(1,444,476)	(5,302,205)	(5,545,795)	(14,550,609)	(6,924,965)
Preferred stock dividends	(75,000)	(75,000)	(225,000)	(225,000)	(300,000)	(328,456)
Deemed dividend					(930,122)
Net Loss Attributable to Common Stockholders	$ (1,593,805)	$ (1,519,476)	$ (5,527,205)	$ (5,770,795)	$ (15,780,731)	$ (7,253,421)
Net Loss Attributable to Common Stockholders Per Share - Basic (in Dollars per share)	$ (0.2)	$ (1.1)	$ (1.34)	$ (4.73)	$ (11.66)	$ (15.15)
Net Loss Attributable to Common Stockholders Per Share - Diluted (in Dollars per share)	$ (0.2)	$ (1.1)	$ (1.34)	$ (4.73)	$ (11.66)	$ (15.15)
Weighted Average Number of Common Shares Outstanding - Basic (in Shares)	7,995,555	1,380,373	4,112,228	1,219,749	1,353,333	478,705
Weighted Average Number of Common Shares Outstanding - Diluted (in Shares)	7,995,555	1,380,373	4,112,228	1,219,749	1,353,333	478,705